CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF REVENUE AND ACCOUNTS RECEIVABLE

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For Years Ended December 31,
	2023	2024	2025
	S$	S$	S$
Percentage of Company’s revenue
Customer A(1)	35%	34%	24%
Customer B(2)	25%	23%	9%
Customer C(3)	11%	19%	9%
Customer D(4)	4%	11%	2%
Customer E(3)	-	-	17%
Customer F(4)	-	-	14%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2024	2025
	S$	S$
Percentage of Company’s accounts receivable
Customer B(2)	68%	40%
Customer C(3)	23%	22%

(1)	Customer A is Cambodia’s largest and leading financial institution.
(2)	Customer B is Brunei’s largest telecommunications company.
(3)	Customer C is a local insurance corporation based in Singapore.
(4)	Customer D is a technology service provider specializing in system integration and customer engagement solutions based in Cambodia.
(5)	Customer E is a China based financial technology company.
(6)	Customer F is a leading financial institution in Cambodia.

SCHEDULE OF COST OF REVENUE AND ACCOUNTS PAYABLE

	For Years Ended December 31,
	2023	2024	2025
	S$	S$	S$
Percentage of Company’s cost of revenue
Vendor A(1)	-	13%	3%
Vendor B(2)	23%	12%	2%
Vendor C(3)	-	-	26%
Vendor D(4)	-	-	25%
Vendor E(5)	17%	4%	3%
Vendor F(6)	12%	4%	3%

There were no vendors that accounted for 10% or more of the Company’s total accounts payable as of December 31, 2025 and 2024.

(1)	Vendor A is a cybersecurity company that provide Trellix cybersecurity solutions.
(2)	Vendor B is a company specialized in cloud-based technology solutions.
(3)	Vendor C is technology solutions company that provides smart POS, QR code terminals and payment solutions.
(4)	Vendor D is a technology company engaged in software development and IT implementation consulting services.
(5)	Vendor E is a company that sells and support the implementation and operation of cybersecurity products and could services.

(6)	Vendor E is a technology company specialized in cryptography.